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                                       New York Life Insurance Company
                                       1 Rockwood Road, Sleepy Hollow, NY 10591
                                       (914) 846-3625  Fax: (914) 846-4673
                                       E-mail : judy_bartlett@newyorklife.com
                                       www.newyorklife.com

                                       Judy R. Bartlett
                                       Associate General Counsel


VIA EDGAR
---------

May 2, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Corporate Sponsored Variable Universal Life
     Separate Account - I
     File No. 333-07617

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 16, 2007 as part of the Registrant's most recent registration statement; and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 16, 2007.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3625.


                                      Very truly yours,


                                      /s/ Judy R. Bartlett
                                      ----------------------------------
                                      Judy R. Bartlett